                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4133
                                   ------------


                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:       9/30
                         --------------
Date of reporting period:     12/31
                         --------------

                          PORTFOLIO HOLDINGS
                                  FOR
                 RIVERSOURCE STRATEGIC ALLOCATION FUND
                           AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (79.5%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (1.6%)
Boeing                               116,568                $10,355,901
Lockheed Martin                       54,084                  4,979,514
Rolls-Royce Group                     26,959(b,c)               236,360
Rolls-Royce Group
  Series B                         3,895,631(c)                   7,628
United Technologies                  177,361                 11,088,610
                                                            -----------
Total                                                        26,668,013
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
EGL                                      960(b)                  28,589
FedEx                                 41,589                  4,517,397
                                                            -----------
Total                                                         4,545,986
-----------------------------------------------------------------------

AIRLINES (0.3%)
Air France-KLM                        27,011(c)               1,137,022
Continental Airlines Cl B              3,140(b)                 129,525
Deutsche Lufthansa                    31,485(c)                 866,530
Mesa Air Group                        10,073(b)                  86,326
Qantas Airways                       296,313(c)               1,220,853
Republic Airways Holdings              2,642(b)                  44,333
Singapore Airlines                    90,000(c)               1,027,464
US Airways Group                       6,231(b)                 335,539
                                                            -----------
Total                                                         4,847,592
-----------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Aisin Seiki                           51,600(c)               1,730,118
American Axle
  & Mfg Holdings                       4,938                     93,773
ArvinMeritor                           4,122                     75,144
Autoliv                                4,042(c)                 243,733
Bandag                                   587                     29,602
BorgWarner                             3,637                    214,656
Bridgestone                           46,700(c)               1,041,920
Continental                            6,647(c)                 772,993
Cooper Tire & Rubber                   3,498                     50,021
DENSO                                 34,700(c)               1,376,336
GKN                                  103,453(c)                 563,148
Johnson Controls                      20,202                  1,735,756
Lear                                   5,484                    161,943
Michelin Series B                     24,304(c)               2,325,891
Superior Inds Intl                     2,154                     41,508
TRW Automotive Holdings                2,054(b)                  53,137
                                                            -----------
Total                                                        10,509,679
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

AUTOMOBILES (2.5%)
DaimlerChrysler                      118,868(c)              $7,343,187
Fiat                                  80,802(b,c)             1,544,417
Ford Motor                           298,919                  2,244,882
General Motors                       177,248                  5,445,059
Harley-Davidson                       33,402(m)               2,353,839
Honda Motor                          196,400(c)               7,756,974
Monaco Coach                           1,835                     25,984
Nissan Motor                          44,300(c)                 533,461
Peugeot                               35,935(c)               2,381,196
Renault                               34,888(c)               4,190,745
Toyota Motor                          36,100(c)               2,414,756
Volkswagen                            36,593(c,m)             4,148,723
                                                             ----------
Total                                                        40,383,223
-----------------------------------------------------------------------

BEVERAGES (1.2%)
Anheuser-Busch Companies              39,111                  1,924,261
C&C Group                             75,417(c)               1,338,953
Coca-Cola                            185,764                  8,963,114
Hansen Natural                        11,432(b)                 385,030
Heineken                              13,051(c)                 620,700
Kirin Brewery                         35,000(c)                 550,294
PepsiCo                               77,457                  4,844,935
                                                             ----------
Total                                                        18,627,287
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amylin Pharmaceuticals                 2,723(b)                  98,219
BioMarin Pharmaceutical                7,628(b)                 125,023
Celgene                               35,655(b)               2,051,231
OSI Pharmaceuticals                    3,196(b)                 111,796
Vertex Pharmaceuticals                13,373(b)                 500,418
                                                             ----------
Total                                                         2,886,687
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Ameron Intl                            1,771                    135,251
Central Glass                         88,000(c)                 504,336
Compagnie de Saint-Gobain             25,795(c)               2,167,244
Geberit                                  433(c)                 667,357
PW Eagle                                 830                     28,635
USG                                    5,329(b)                 292,029
                                                             ----------
Total                                                         3,794,852
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (2.0%)
AG Edwards                             3,541                   $224,110
American Capital Strategies            9,191                    425,176
AMVESCAP                              16,173(c)                 188,743
Bear Stearns Companies                11,243                  1,830,136
Calamos Asset
  Management Cl A                        812                     21,786
Daiwa Securities Group                94,000(c)               1,054,538
Investment Technology Group              986(b)                  42,280
Knight Capital Group Cl A              4,819(b)                  92,380
LaBranche & Co                         1,300(b)                  12,779
Lehman Brothers Holdings             106,192                  8,295,719
Man Group                            219,526(c)               2,247,062
Merrill Lynch & Co                   148,100                 13,788,109
Morgan Stanley                        43,344                  3,529,502
Nomura Holdings                       49,200(c)                 928,185
Piper Jaffray Companies                  500(b)                  32,575
SEI Investments                        2,239                    133,355
                                                             ----------
Total                                                        32,846,435
-----------------------------------------------------------------------

CHEMICALS (0.7%)
Air Products & Chemicals              17,914                  1,258,995
Akzo Nobel                            10,057(c)                 613,449
Albemarle                              3,271                    234,858
Ashland                                6,043                    418,055
Bayer                                 17,935(c)                 962,593
CF Inds Holdings                       3,767                     96,586
Ciba Specialty Chemicals              17,729(c)               1,179,265
Dow Chemical                          16,550                    661,007
Ecolab                                24,805                  1,121,186
Hercules                               5,164(b)                  99,717
Imperial Chemical Inds                56,250(c)                 497,847
Innospec                               7,013(c)                 326,455
Mitsubishi Gas Chemical               29,000(c)                 303,403
Mitsubishi Rayon                      42,000(c)                 282,353
Mitsui Chemicals                     121,000(c)                 931,395
OM Group                               9,781(b)                 442,884
Sensient Technologies                 12,243                    301,178
Solvay                                 2,479(c)                 380,239
Sumitomo Chemical                    121,000(c)                 938,513
Toray Inds                            29,000(c)                 217,378

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CHEMICALS (CONT.)
Umicore                                2,364(c)                $402,542
Westlake Chemical                      1,984                     62,258
WR Grace & Co                          2,205(b)                  43,659
                                                             ----------
Total                                                        11,775,815
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.8%)
ABN AMRO Holding                     251,566(c)               8,085,831
Amcore Financial                         551                     18,001
Associated Banc-Corp                   3,409                    118,906
Banca Monte dei
  Paschi di Siena                     64,670(c)                 418,499
Banche Popolari Unite                 35,621(c)                 978,950
Banco Bilbao Vizcaya
  Argentaria                          17,480(c)                 420,862
Banco Popolare di Verona
   e Novara                           39,147(c)               1,123,910
Banco Popular Espanol                 23,263(c)                 421,609
BancorpSouth                           4,048                    108,567
Bank of East Asia                    205,763(c)               1,165,350
Bank of Ireland                       14,477(c)                 334,419
Barclays                             358,254(c)               5,120,931
BNP Paribas                           62,439(c)               6,811,968
BOK Financial                          1,951                    107,266
Capitalia                            158,331(c)               1,498,507
Chemical Financial                     2,115                     70,430
Chittenden                             2,400                     73,648
Citizens Banking                       1,759                     46,614
City Natl                              2,361                    168,103
Comerica                              30,269                  1,776,185
Commerce Bancshares                    2,737                    132,505
Commerzbank                           41,198(c)               1,568,902
Community Trust Bancorp                  832                     34,553
Compass Bancshares                    14,231                    848,879
Credit Agricole                       79,653(c)               3,349,822
Danske Bank                           42,000(c)               1,866,468
Dexia                                 39,356(c)               1,077,961
DNB NOR                               72,700(c)               1,032,389
First BanCorp                         10,936(c)                 104,220
First Community Bancshares               885                     35,011
First Horizon Natl                    40,302                  1,683,818
First Midwest Bancorp                    611                     23,633
FirstMerit                             7,902                    190,754
Fulton Financial                       6,846                    114,328
HBOS                                 258,439(c)               5,728,481
Irwin Financial                        1,492                     33,764
KBC Groep                              8,031(c)                 984,825
KeyCorp                               18,274                    694,960
Lloyds TSB Group                     580,190(c)               6,492,642
Mitsui Trust Holdings                 37,000(c)                 424,723
Mizuho Financial Group                   234(c)               1,671,429
Natl City                            124,388(m)               4,547,625
Nordea Bank                           87,200(c)               1,343,674
Old Natl Bancorp                       1,050                     19,866
Oriental Financial Group               2,462(c)                  31,883
PNC Financial
  Services Group                      52,182                  3,863,555
Republic Bancorp                       1,852                     24,928
Resona Holdings                          488(c)               1,332,773
R-G Financial Cl B                     3,037(c)                  23,233
Royal Bank of
  Scotland Group                      32,337(c)               1,261,950
Shinsei Bank                         321,000(c)               1,888,235

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Societe Generale                      11,798(c)              $2,002,733
Susquehanna Bancshares                 1,198                     32,202
TCF Financial                          3,987                    109,324
Tompkins Trustco                         442                     20,071
Trustmark                              4,990                    163,223
UniCredito Italiano                  131,025(c)               1,148,408
Univest Corp of Pennsylvania             897                     27,341
US Bancorp                            40,926                  1,481,112
Wachovia                                  --                          5
Westpac Banking                       63,587(c)               1,216,587
                                                             ----------
Total                                                        77,501,351
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Brambles                              64,549(b,c)               653,670
Cenveo                                 3,957(b)                  83,888
Corrections Corp of America            3,440(b)                 155,591
Ennis                                  4,959                    121,297
IHS Cl A                                 425(b)                  16,779
IKON Office Solutions                  8,126                    133,023
Monster Worldwide                     11,356(b)                 529,644
United Stationers                        945(b)                  44,122
Viad                                   7,434                    301,820
Waste Management                      78,023                  2,868,906
                                                             ----------
Total                                                         4,908,740
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Black Box                              1,997                     83,854
Ciena                                  4,879(b)                 135,197
CommScope                              4,019(b)                 122,499
Comtech Group                          1,817(b,c)                33,051
JDS Uniphase                          24,801(b)                 413,185
Polycom                                3,064(b)                  94,708
QUALCOMM                              69,404                  2,622,778
Redback Networks                       4,551(b)                 113,502
Tellabs                               89,147(b)                 914,648
                                                             ----------
Total                                                         4,533,422
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Apple Computer                        58,477(b)               4,961,189
Brocade Communications
  Systems                              9,362(b)                  76,862
Diebold                                1,939                     90,357
Imation                                9,754                    452,878
Lexmark Intl Cl A                     14,841(b)               1,086,361
NCR                                   18,113(b)                 774,512
Network Appliance                     75,948(b)               2,983,237
Seiko Epson                           39,700(c)                 965,811
Sun Microsystems                     144,016(b)                 780,567
Toshiba                               97,000(c)                 631,723
                                                             ----------
Total                                                        12,803,497
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Acciona                                1,821(c)                 339,165
ACS Actividades de
  Construccion y Servicios            30,609(c)               1,725,649
EMCOR Group                            3,677(b)                 209,037
Sacyr Vallehermoso                     7,632(c)                 453,341
Skanska Series B                       9,401(c)                 185,367
                                                             ----------
Total                                                         2,912,559
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Lafarge                               10,520(c)               1,564,997
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

CONSUMER FINANCE (0.1%)
Advance America
  Cash Advance Centers                 5,043                    $73,880
AmeriCredit                            5,748(b)                 144,677
First Marblehead                       6,417                    350,689
ORIX                                   3,750(c)               1,085,609
World Acceptance                       2,605(b)                 122,305
                                                             ----------
Total                                                         1,777,160
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Owens-Illinois                         6,121(b)                 112,932
Pactiv                                29,593(b)               1,056,175
Toyo Seikan Kaisha                    41,300(c)                 684,053
                                                             ----------
Total                                                         1,853,160
-----------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Building Materials Holding             1,294                     31,949
Genuine Parts                         16,770                    795,402
Inchcape                              43,045(c)                 426,489
Li & Fung                            102,400(c)                 318,609
                                                             ----------
Total                                                         1,572,449
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
INVESTools                             3,025(b)                  41,715
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.7%)
CIT Group                             33,056                  1,843,533
Citigroup                            262,021                 14,594,570
Deutsche Boerse                        9,689(c)               1,783,109
Euronext                               8,871(c)               1,048,020
Hong Kong Exchanges
  and Clearing                       146,500(c)               1,610,449
ING Groep                            148,519(c)               6,585,152
JPMorgan Chase & Co                  319,891                 15,450,735
London Stock
  Exchange Group                      20,319(c)                 521,205
                                                             ----------
Total                                                        43,436,773
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
Alaska Communications
  Systems Group                        2,945                     44,735
AT&T                                 712,971                 25,488,713
Belgacom                              72,071(c)               3,174,611
BellSouth                            535,468                 25,225,897
BT Group                             538,379(c)               3,178,414
Cable & Wireless                     175,654(c)                 542,578
CenturyTel                             4,915                    214,589
Cogent Communications
  Group                                3,308(b)                  53,656
Deutsche Telekom                     264,413(c)               4,830,507
France Telecom                        63,856(c)               1,765,873
Iowa Telecommunications
  Services                             1,182                     23,297
Koinklijke (Royal) KPN                84,649(c)               1,203,404
Qwest Communications
  Intl                               291,259(b)               2,437,838
SingTel                              250,000(c)                 534,934
Telecom Italia                     1,041,231(c)               2,641,644
TeliaSonera                           57,000(c)                 468,298
Telstra                              297,043(c)                 970,648
Verizon Communications               637,577                 23,743,367
                                                             ----------
Total                                                        96,543,003
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRIC UTILITIES (1.0%)
Allegheny Energy                      24,413(b)              $1,120,801
Allete                                 7,277                    338,672
American Electric Power               43,622                  1,857,425
CLP Holdings                         155,500(c)               1,149,586
Duquesne Light Holdings                4,772                     94,724
Energias de Portugal                 248,475(c)               1,259,470
Entergy                                8,757                    808,446
FirstEnergy                           14,568                    878,450
Fortum                                41,600(c)               1,183,902
FPL Group                             19,407                  1,056,129
Great Plains Energy                    6,276                    199,577
HongKong Electric Holdings           185,500(c)                 908,682
Iberdrola                             44,588(c)               1,949,316
Northeast Utilities                    7,855                    221,197
Reliant Energy                         7,065(b)                 100,394
Scottish & Southern Energy            39,583(c)               1,204,466
Tokyo Electric Power                  42,600(c)               1,378,235
                                                             ----------
Total                                                        15,709,472
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB                                  190,883(c)               3,422,891
ALSTOM                                13,705(b,c)             1,857,904
Cooper Inds Cl A                      14,850                  1,342,886
Fujikura                              37,000(c)                 325,538
Gamesa Tecnologica                    18,057(c)                 496,965
General Cable                          5,054(b)                 220,910
Rockwell Automation                   28,528                  1,742,490
Superior Essex                         1,379(b)                  45,852
Thomas & Betts                         1,317(b)                  62,268
Vestas Wind Systems                   20,400(b,c)               862,325
                                                             ----------
Total                                                        10,380,029
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Acacia Research -
  Acacia Technologies                  1,928(b,e)                25,797
Agilysys                                 801                     13,409
Hitachi                              409,000(c)               2,550,235
Ingram Micro Cl A                      5,211(b)                 106,357
Insight Enterprises                    7,652(b)                 144,393
Methode Electronics                   17,850                    193,316
Molex                                 25,015                    791,224
Plexus                                 2,048(b)                  48,906
SYNNEX                                 9,514(b)                 208,737
Tech Data                              2,244(b)                  84,980
Tektronix                              2,336                     68,141
Trimble Navigation                     2,552(b)                 129,463
                                                             ----------
Total                                                         4,364,958
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.1%)
FMC Technologies                       1,555(b)                  95,835
Lone Star Technologies                 1,716(b)                  83,072
Petroleum Geo-Services                19,020(b,c)               447,109
Prosafe                               56,300(c)                 799,497
RPC                                    2,145                     36,208
TETRA Technologies                     1,645(b)                  42,079
Veritas DGC                            2,453(b)                 210,050
                                                             ----------
Total                                                         1,713,850
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Alliance Boots                        77,976(c)               1,278,736
BJ's Wholesale Club                    2,803(b)                  87,201
Carrefour                             37,576(c)               2,278,638
Casino Guichard Perrachon              5,082(c)                 472,260

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FOOD & STAPLES RETAILING (CONT.)
CVS                                   34,523                 $1,067,106
Delhaize Group                         5,599(c)                 466,721
J Sainsbury                          137,841(c)               1,104,593
Kesko Series B                         9,900(c)                 522,981
Koninklijke Ahold                     50,312(b,c)               535,279
Kroger                               146,201                  3,372,857
Nash Finch                             5,209                    142,206
Ruddick                                8,465                    234,904
Safeway                              126,819                  4,382,865
SUPERVALU                             19,424                    694,408
Tesco                                220,715(c)               1,748,177
Wal-Mart Stores                      286,241                 13,218,608
Weis Markets                           2,480                     99,473
                                                             ----------
Total                                                        31,707,013
-----------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                90,007                  2,876,624
Campbell Soup                         55,254                  2,148,828
Corn Products Intl                     2,593                     89,562
Groupe Danone                          9,442(c)               1,430,802
Lancaster Colony                       2,840                    125,840
Pilgrim's Pride                        2,472                     72,751
Sara Lee                             145,728                  2,481,748
Seaboard                                  45                     79,425
Tate & Lyle                           38,914(c)                 585,578
TreeHouse Foods                          608(b)                  18,970
Unilever                             195,723(c)               5,396,451
                                                             ----------
Total                                                        15,306,579
-----------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                  3,093                    144,752
ONEOK                                  6,228                    268,552
Peoples Energy                         3,064                    136,562
WGL Holdings                           6,075                    197,924
                                                             ----------
Total                                                           747,790
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Becton Dickinson & Co                 19,378                  1,359,366
Biomet                                15,511                    640,139
CR Bard                               10,281                    853,015
Hillenbrand Inds                       1,821                    103,670
Intuitive Surgical                     3,653(b)                 350,323
Invacare                               2,089                     51,285
Inverness Medical Innovations          1,770(b)                  68,499
West Pharmaceutical
  Services                             2,240                    114,755
                                                             ----------
Total                                                         3,541,052
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
AMERIGROUP                             3,959(b)                 142,089
Apria Healthcare Group                16,059(b)                 427,972
Cardinal Health                       38,201                  2,461,290
CIGNA                                 56,390                  7,419,232
Humana                                16,214(b)                 896,796
Kindred Healthcare                     3,302(b)                  83,376
Magellan Health Services               1,944(b)                  84,020
Manor Care                             2,543                    119,318
Quest Diagnostics                     29,422                  1,559,366
RehabCare Group                        8,178(b)                 121,443
Tenet Healthcare                      83,487(b)                 581,904
VCA Antech                             2,874(b)                  92,514
                                                             ----------
Total                                                        13,989,320
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE TECHNOLOGY (--%)
Allscripts Healthcare
  Solutions                            3,340(b)                 $90,147
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Bob Evans Farms                        5,484                    187,662
Choice Hotels Intl                     1,541                     64,876
Compass Group                        241,128(c)               1,369,243
Darden Restaurants                     3,068                    123,242
Hilton Hotels                        113,493                  3,960,907
InterContinental
  Hotels Group                        35,114(c)                 867,710
Intl Game Technology                  48,901                  2,259,226
Jack in the Box                        2,551(b)                 155,713
Ladbrokes                             50,636(c)                 414,696
Marriott Intl Cl A                    33,431                  1,595,327
Mitchells & Butlers                   48,267(c)                 671,505
OSI Restaurant Partners                2,632                    103,174
Ruby Tuesday                             900                     24,696
Starbucks                             36,761(b)               1,302,075
Starwood Hotels &
  Resorts Worldwide                   17,359                  1,084,938
TUI                                   42,173(c,m)               842,819
Yum! Brands                           14,544                    855,187
                                                             ----------
Total                                                        15,882,996
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Barratt Developments                  34,222(c)                 827,575
Beazer Homes USA                       4,032                    189,544
Berkeley Group
  Holdings Unit                       12,280(b,c)               411,418
Blyth                                  3,272                     67,894
Brookfield Homes                         915                     34,358
Centex                                37,535                  2,112,095
DR Horton                            107,312                  2,842,696
Electrolux Series B                   66,200(c)               1,324,657
Ethan Allen Interiors                  2,236                     80,742
Furniture Brands Intl                  4,374                     70,990
George Wimpey                         70,309(c)                 768,899
Hovnanian Enterprises Cl A             4,055(b)                 137,465
KB HOME                               21,454                  1,100,161
La-Z-Boy                               2,411                     28,619
Lennar Cl A                           40,679                  2,134,021
M/I Homes                              1,418                     54,153
MDC Holdings                           4,016                    229,113
Meritage Homes                         1,889(b)                  90,143
NVR                                      237(b)                 152,865
Persimmon                             33,009(c)                 986,329
Pioneer                               51,700(c,m)               709,897
Pulte Homes                           90,219                  2,988,054
Ryland Group                           2,794                    152,608
SANYO Electric                       569,000(b,c)               722,008
Standard-Pacific                       6,102                    163,473
Stanley Works                          2,743                    137,945
Taylor Woodrow                       117,979(c)                 984,700
Tempur-Pedic Intl                      6,432(b)                 131,599
Toll Brothers                         12,267(b)                 395,365
Tupperware Brands                      1,884                     42,597
WCI Communities                        2,119(b)                  40,642
Whirlpool                              3,011                    249,973
                                                             ----------
Total                                                        20,362,598
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                     2,929(b)                $207,930
Kimberly-Clark                        70,782                  4,809,637
Reckitt Benckiser                      8,148(c)                 372,380
                                                             ----------
Total                                                         5,389,947
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                   38,689(b)                 852,706
Dynegy Cl A                            6,672(b)                  48,305
TXU                                   67,841                  3,677,660
                                                             ----------
Total                                                         4,578,671
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
3M                                   126,670                  9,871,394
Cookson Group                         36,654(c)                 450,730
Orkla                                 17,320(c)                 981,043
Standex Intl                           3,280                     98,826
Textron                               20,107                  1,885,433
Tomkins                               76,644(c)                 368,813
                                                             ----------
Total                                                        13,656,239
-----------------------------------------------------------------------

INSURANCE (3.0%)
Aegon                                195,556(c)               3,727,452
Affirmative Insurance
  Holdings                             1,638                     26,650
Alfa                                   4,192                     78,852
Allstate                             163,278                 10,631,030
Ambac Financial Group                 17,323                  1,542,960
AMP                                   65,432(c)                 521,619
Aviva                                194,523(c)               3,130,961
AXA                                    8,450(c)                 342,093
CNP Assurances                         9,165(c)               1,023,474
Commerce Group                         6,798                    202,241
Conseco                               11,018(b)                 220,140
Delphi Financial Group Cl A              403                     16,305
FBL Financial Group Cl A                 913                     35,680
Fidelity Natl Financial
  Group Cl A                          10,601                    253,152
First American                         5,525                    224,757
Genworth Financial Cl A               80,704                  2,760,884
Great American Financial Resources     2,323                     53,545
HCC Insurance Holdings                 3,291                    105,608
Horace Mann Educators                    843                     17,029
Infinity Property & Casualty             731                     35,373
LandAmerica Financial
  Group                                1,712                    108,044
Lincoln Natl                          37,644                  2,499,562
Marsh & McLennan
  Companies                           69,315                  2,125,198
MBIA                                  20,793                  1,519,137
Mercury General                        2,852                    150,386
MetLife                               57,308                  3,381,744
Natl Western Life
  Insurance Cl A                         354                     81,470
Ohio Casualty                          1,952                     58,189
Old Mutual                           215,468(c)                 735,175
Old Republic Intl                     23,096                    537,675
Presidential Life                      1,784                     39,159
Protective Life                        5,653                    268,518
Reinsurance Group
  of America                           2,230                    124,211
Royal & SunAlliance Insurance Group  561,595(c)               1,676,981

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INSURANCE (CONT.)
Sampo Series A                        42,089(c)              $1,126,705
St. Paul Travelers Companies          33,086                  1,776,387
Stewart Information Services           1,679                     72,801
Swiss Reinsurance                      6,238(c)                 530,371
Topdanmark                             2,200(b,c)               363,804
Torchmark                             12,231                    779,849
Tower Group                              745                     23,147
Transatlantic Holdings                 6,623                    411,288
United Fire & Casualty                   519                     18,295
UnumProvident                         82,911                  1,722,891
Zurich Financial Services             14,338(c)               3,859,551
                                                             ----------
Total                                                        48,940,343
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Akamai Technologies                   11,502(b)                 610,986
Digital River                          1,785(b)                  99,585
Equinix                                1,136(b)                  85,904
Google Cl A                           23,611(b)              10,872,394
Internap Network Services              1,164(b)                  23,129
WebEx Communications                   2,223(b)                  77,560
                                                             ----------
Total                                                        11,769,558
-----------------------------------------------------------------------

IT SERVICES (0.6%)
Affiliated Computer
  Services Cl A                       11,392(b)                 556,385
BISYS Group                            6,162(b)                  79,551
Cap Gemini                             8,108(c)                 508,907
Cognizant Technology
  Solutions Cl A                      37,331(b)               2,880,460
Convergys                             55,165(b)               1,311,824
Electronic Data Systems               80,673                  2,222,541
MAXIMUS                                8,708                    268,032
MoneyGram Intl                         7,700                    241,472
Paychex                               28,303                  1,119,101
Perot Systems Cl A                    29,347(b)                 480,997
Sabre Holdings Cl A                    5,554                    177,117
Total System Services                  4,433                    116,987
                                                             ----------
Total                                                         9,963,374
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                              4,110                    131,109
Callaway Golf                          2,777                     40,017
Eastman Kodak                         59,979                  1,547,458
FUJIFILM Holdings                     31,900(c)               1,310,849
Hasbro                                 3,621                     98,672
JAKKS Pacific                          2,627(b)                  57,374
Mattel                               160,725                  3,642,028
Nikon                                 18,000(c)                 394,790
                                                             ----------
Total                                                         7,222,297
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Albany Molecular Research             17,708(b)                 186,996
Cambrex                                9,286                    210,978
Luminex                                1,356(b)                  17,221
Thermo Fisher Scientific              21,144(b)                 957,612
                                                             ----------
Total                                                         1,372,807
-----------------------------------------------------------------------

MACHINERY (2.0%)
AGCO                                   6,747(b)                 208,752
Alfa Laval                            10,150(c)                 458,089
Atlas Copco Series A                  32,200(c)               1,081,705
Atlas Copco Series B                  26,400(c)                 856,016
Bucyrus Intl Cl A                      2,104                    108,903
Caterpillar                          107,059                  6,565,929

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (CONT.)
Crane                                  3,230                   $118,347
Cummins                                9,981                  1,179,555
Danaher                               11,726                    849,431
Deere & Co                            28,301                  2,690,576
Eaton                                 11,920                    895,669
Flowserve                              1,245(b)                  62,835
Gardner Denver                         2,366(b)                  88,275
Ingersoll-Rand Cl A                   64,767(c)               2,534,333
Invensys                              94,827(b,c)               511,086
Komatsu                               55,300(c)               1,122,265
Kubota                                51,000(c)                 472,286
Lincoln Electric Holdings              2,829                    170,928
MAN                                   15,722(c)               1,420,753
Manitowoc                              6,124                    363,949
Mueller Inds                             663                     21,017
NSK                                   35,000(c)                 345,000
PACCAR                                62,794                  4,075,331
Sandvik                               24,000(c)                 348,786
Scania Series B                        8,400(c)                 590,132
SPX                                    3,567                    218,158
Sulzer                                   451(c)                 513,366
Sumitomo Heavy Inds                   20,000(c)                 210,084
Terex                                 21,781(b)               1,406,617
Volvo Series A                        12,000(c)                 851,810
Volvo Series B                        19,800(c)               1,363,553
                                                             ----------
Total                                                        31,703,536
-----------------------------------------------------------------------

MARINE (0.1%)
American Commercial Lines              1,392(b)                  91,190
AP Moller - Maersk                        89(c)                 838,300
Kirby                                  3,048(b)                 104,028
                                                             ----------
Total                                                         1,033,518
-----------------------------------------------------------------------

MEDIA (3.0%)
CBS Cl B                              98,548                  3,072,727
Comcast Cl A                         411,488(b)              17,418,286
DIRECTV Group                        241,928(b)               6,033,684
Discovery Holding Cl A                 7,688(b)                 123,700
DreamWorks Animation
  SKG Cl A                             1,450(b)                  42,761
Gannett                               63,059                  3,812,547
McClatchy Cl A                         2,834                    122,712
New York Times Cl A                    9,544                    232,492
News Corp Cl A                       397,452                  8,537,269
Private Media Group                    3,551(b,c)                14,311
Reader's Digest Assn                   1,189                     19,856
Reed Elsevier                        153,825(c)               2,380,314
Reuters Group                         76,509(c)                 667,039
Time Warner                          190,483                  4,148,720
Tribune                               30,781                    947,439
Univision Communications
  Cl A                                18,699(b)                 662,319
Valassis Communications                2,912(b)                  42,224
                                                             ----------
Total                                                        48,278,400
-----------------------------------------------------------------------

METALS & MINING (3.0%)
Alcoa                                 83,099                  2,493,801
Allegheny Technologies                 9,653                    875,334
Anglo American                       130,954(c)               6,387,450
BHP Billiton                         261,082(c)               5,047,740
BlueScope Steel                      122,672(c)                 834,632
Carpenter Technology                   1,144                    117,283
Commercial Metals                      4,498                    116,048

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

METALS & MINING (CONT.)
Corus Group                          155,783(c)              $1,618,231
Freeport-McMoRan
  Copper & Gold Cl B                  41,389                  2,306,609
JFE Holdings                           9,800(c)                 504,824
Mittal Steel                         158,406(c)               6,686,886
Nucor                                 51,854                  2,834,340
Outokumpu                             19,806(c)                 775,428
Phelps Dodge                          27,472                  3,288,948
Rautaruukki                           12,200(c)                 485,535
Reliance Steel & Aluminum              4,566                    179,809
Rio Tinto                             80,704(c)               4,473,009
SSAB Svenskt Stal Series A            28,400(c)                 674,057
SSAB Svenskt Stal Series B            13,400(c)                 302,384
Sumitomo Metal Mining                  9,000(c)                 115,487
ThyssenKrupp                          69,064(c)               3,253,659
United States Steel                   17,433                  1,275,050
voestalpine                           18,965(c)               1,069,101
Wheeling-Pittsburgh                    1,884(b)                  35,287
Xstrata                               54,953(c)               2,743,889
                                                             ----------
Total                                                        48,494,821
-----------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
99 Cents Only Stores                   1,568(b)                  19,083
Big Lots                               6,276(b)                 143,846
Dollar General                        49,720                    798,503
Dollar Tree Stores                     4,599(b)                 138,430
Family Dollar Stores                  36,636                  1,074,534
Federated Department
  Stores                              50,267                  1,916,681
JC Penney                             28,249                  2,185,343
Kohl's                                82,257(b)               5,628,846
Marks & Spencer Group                215,398(c)               3,024,098
PPR                                    3,310(c)                 494,593
Sears Holdings                        37,684(b)               6,328,273
                                                             ----------
Total                                                        21,752,230
-----------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
CenterPoint Energy                    70,397                  1,167,182
Centrica                             458,837(c)               3,185,002
Energy East                            1,981                     49,129
KeySpan                               20,935                    862,103
NSTAR                                  2,420                     83,151
OGE Energy                             5,184                    207,360
PG&E                                  57,052                  2,700,271
RWE                                   19,549(c)               2,154,690
Sempra Energy                          8,390                    470,176
SUEZ                                  79,383(c)               4,110,737
TECO Energy                           26,325                    453,580
United Utilities                     112,196(c)               1,713,590
Veolia Environnement                  13,259(c)               1,022,109
WPS Resources                            779                     42,089
Xcel Energy                           39,689                    915,228
                                                             ----------
Total                                                        19,136,397
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Canon                                 16,500(c)                 928,992
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.7%)
Anadarko Petroleum                    53,366                  2,322,488
Apache                                76,053                  5,058,285
BG Group                             210,060(c)               2,850,438
Chevron                              581,335                 42,745,562
Cimarex Energy                         4,418                    161,257
ConocoPhillips                       343,589                 24,721,229

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

OIL, GAS & CONSUMABLE FUELS (CONT.)
Eni                                  150,116(c)              $5,048,940
Exxon Mobil                          478,656                 36,679,408
Frontier Oil                           2,838                     81,564
Frontline                              9,500(c)                 306,398
Holly                                  3,684                    189,358
Houston Exploration                    3,541(b)                 183,353
Marathon Oil                          24,468                  2,263,290
Nippon Oil                           146,000(c)                 976,605
Norsk Hydro                           36,150(c)               1,122,419
Occidental Petroleum                 144,654                  7,063,455
OMV                                   15,957(c)                 904,780
Overseas Shipholding Group             3,873                    218,050
Pacific Ethanol                        1,076(b)                  16,560
Parallel Petroleum                     1,258(b)                  22,103
Pogo Producing                         1,979                     95,863
Rentech                                9,484(b)                  35,755
Repsol YPF                            86,111(c)               2,978,062
Royal Dutch Shell Series A           313,911(c)              10,971,847
Royal Dutch Shell Series B           203,424(c)               7,130,011
Stone Energy                          10,725(b)                 379,129
Swift Energy                           1,531(b)                  68,604
VAALCO Energy                          3,318(b)                  22,397
Woodside Petroleum                    14,359(c)                 431,922
                                                            -----------
Total                                                       155,049,132
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Neenah Paper                             808                     28,539
Norske Skogindustrier                 60,004(c)               1,035,033
Schweitzer-Mauduit Intl                6,143                    160,025
Stora Enso Series R                  104,108(c)               1,649,070
Svenska Cellulosa Series B            32,100(c)               1,676,124
UPM - Kymmene                         50,200(c)               1,266,967
                                                            -----------
Total                                                         5,815,758
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Avon Products                         34,930                  1,154,087
L'Oreal                                4,512(c)                 452,048
NBTY                                   5,773(b)                 239,984
                                                            -----------
Total                                                         1,846,119
-----------------------------------------------------------------------

PHARMACEUTICALS (7.1%)
Abbott Laboratories                  221,877                 10,807,629
AstraZeneca                           46,109(c)               2,477,449
Bristol-Myers Squibb                 319,725                  8,415,162
Daiichi Sankyo                       110,207(c)               3,445,126
Johnson & Johnson                    267,193(l)              17,640,082
King Pharmaceuticals                  79,257(b)               1,261,771
Merck & Co                           967,979                 42,203,885
Par Pharmaceutical
  Companies                            2,306(b)                  51,585
Pfizer                               953,394                 24,692,906
Roche Holding                         15,106(c)               2,708,790
Schering-Plough                       50,916                  1,203,654
Watson Pharmaceuticals                 3,057(b)                  79,574
                                                            -----------
Total                                                       114,987,613
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
American Home Mtge Investment          3,661                    128,574
Annaly Capital Management             18,943                    263,497
Anthracite Capital                    21,096                    268,552
Anworth Mtge Asset                     6,258                     59,514
Apartment Investment
  & Management Cl A                   22,393                  1,254,456

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Boston Properties                     23,099                 $2,584,316
Centro Properties Group               50,436(c)                 362,263
Corio                                  8,135(c)                 664,694
DB RREEF Trust                       245,825(c)                 344,403
Equity Office Properties Trust        69,625                  3,353,836
Equity Residential                    17,009                    863,207
Fieldstone Investment                  2,500                     10,950
Hammerson                             25,696(c)                 793,473
Home Properties                        1,896                    112,376
IMPAC Mtge Holdings                    7,687                     67,646
iStar Financial                        7,420                    354,824
Kimco Realty                          22,322                  1,003,374
Land Securities Group                 17,299(c)                 786,874
Luminent Mtge Capital                  6,490                     63,018
Macquarie Goodman Group              225,502(c)               1,352,715
MFA Mtge Investments                  15,388                    118,334
New Century Financial                  4,378                    138,301
Newcastle Investment                   3,872                    121,271
RAIT Financial Trust                   6,746                    232,602
Redwood Trust                          2,641                    153,389
Rodamco Europe                         3,933(c)                 523,309
SL Green Realty                        3,114                    413,477
Stockland                            147,205(c)                 962,044
Thornburg Mtge                        11,458                    287,940
Unibail                                4,721(c)               1,153,491
United Dominion Realty Trust           6,156                    195,699
Vornado Realty Trust                  14,785                  1,796,378
Wereldhave                             7,917(c)               1,054,449
Westfield Group                       84,998(c)               1,408,197
                                                             ----------
Total                                                        23,251,443
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
British Land                          48,883(c)               1,640,603
CapitaLand                           113,000(c)                 457,042
Forest City Enterprises Cl A           3,499                    204,342
Henderson Land Development            73,000(c)                 408,277
Jones Lang LaSalle                     2,440                    224,895
Mitsubishi Estate                     56,000(c)               1,449,412
Mitsui Fudosan                        48,000(c)               1,171,765
Sumitomo Realty & Development         27,000(c)                 866,723
Swire Pacific Series A                48,500(c)                 520,992
                                                             ----------
Total                                                         6,944,051
-----------------------------------------------------------------------

ROAD & RAIL (0.6%)
Amerco                                   715(b)                  62,212
Arkansas Best                          7,022                    252,792
Burlington Northern Santa Fe          21,367                  1,577,098
CSX                                   65,977                  2,271,588
DSV                                    1,625(c)                 296,914
Nippon Express                       103,000(c)                 563,471
Norfolk Southern                      52,702                  2,650,383
Ryder System                          17,627                    900,035
Union Pacific                         15,397                  1,416,832
Werner Enterprises                    14,925                    260,889
YRC Worldwide                          5,485(b)                 206,949
                                                             ----------
Total                                                        10,459,163
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Advanced Micro Devices                40,549(b)                $825,172
Agere Systems                          5,904(b)                 113,180
Atmel                                 33,159(b)                 200,612
FormFactor                             2,229(b)                  83,030
Infineon Technologies                 40,963(b,c)               577,480
Intel                                 81,715                  1,654,729
MEMC Electronic Materials              9,763(b)                 382,124
Micron Technology                     92,032(b)               1,284,767
NVIDIA                                56,666(b)               2,097,208
OmniVision Technologies                4,593(b)                  62,694
                                                             ----------
Total                                                         7,280,996
-----------------------------------------------------------------------

SOFTWARE (2.3%)
Autodesk                              13,684(b)                 553,655
BMC Software                           2,310(b)                  74,382
Citrix Systems                        51,746(b)               1,399,729
Electronic Arts                       31,015(b)               1,561,915
Intuit                                53,644(b)               1,636,678
Mentor Graphics                        3,818(b)                  68,839
Microsoft                            399,508                 11,929,309
Nintendo                               7,600(c)               1,973,445
Nuance Communications                 35,653(b)                 408,583
Opsware                                4,390(b)                  38,720
Oracle                             1,018,336(b)              17,454,280
                                                             ----------
Total                                                        37,099,535
-----------------------------------------------------------------------

SPECIALTY RETAIL (2.3%)
American Eagle Outfitters             15,818                    493,664
Asbury Automotive Group                2,098                     49,429
AutoNation                            14,528(b)                 309,737
Bed Bath & Beyond                     26,244(b)                 999,896
Best Buy                             103,165                  5,074,686
Borders Group                          6,295                    140,693
CarMax                                 4,857(b)                 260,481
Children's Place Retail Stores         1,676(b)                 106,460
Circuit City Stores                   28,244                    536,071
Dress Barn                               718(b)                  16,751
DSG intl                             117,865(c)                 441,966
Foot Locker                           11,053                    242,392
Gap                                   44,945                    876,428
Group 1 Automotive                     4,089                    211,483
Home Depot                           450,107                 18,076,296
Inditex                               25,940(c)               1,397,367
Kingfisher                           193,853(c)                 905,307
Lithia Motors Cl A                     1,227                     35,289
Lowe's Companies                     118,487                  3,690,870
Office Depot                          44,130(b)               1,684,442
OfficeMax                             18,340                    910,581
Payless ShoeSource                       615(b)                  20,184
Pier 1 Imports                         5,587                     33,243
RadioShack                             6,671                    111,939
Rent-A-Center                          9,923(b)                 292,828
Sonic Automotive                       2,769                     80,412
Talbots                                4,600                    110,860
Zale                                  10,181(b,l)               287,206
                                                             ----------
Total                                                        37,396,961
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Brown Shoe                             1,392                     66,454
Coach                                 27,304(b)               1,172,980
Columbia Sportswear                    1,752                     97,586
Jones Apparel Group                   30,445                  1,017,776
Kellwood                               1,260                     40,975

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Liz Claiborne                         19,585                   $851,164
Nike Cl B                             27,687                  2,741,844
Phillips-Van Heusen                    1,936                     97,129
Steven Madden                            287                     10,071
Stride Rite                            1,182                     17,825
Swatch Group Cl B                      1,903(c)                 420,503
VF                                    35,538                  2,916,959
                                                             ----------
Total                                                         9,451,266
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.4%)
Accredited Home
  Lenders Holding                      1,392(b)                  37,974
Anchor BanCorp Wisconsin                 542                     15,620
Astoria Financial                      4,928                    148,628
Countrywide Financial                 23,620                  1,002,669
Doral Financial                       15,000(c)                  43,050
Fannie Mae                           335,473                 19,923,741
Flagstar Bancorp                       3,558                     52,801
Freddie Mac                          135,169                  9,177,975
Fremont General                        5,331                     86,416
IndyMac Bancorp                        3,375                    152,415
MGIC Investment                       18,289                  1,143,794
New York Community
  Bancorp                              7,285                    117,289
People's Bank                          4,803                    214,310
PMI Group                              7,780                    366,983
Radian Group                           6,508                    350,846
Triad Guaranty                         1,133(b)                  62,168
W Holding                             16,053(c)                  95,676
Washington Mutual                    142,266                  6,471,680
                                                             ----------
Total                                                        39,464,035
-----------------------------------------------------------------------

TOBACCO (0.5%)
Japan Tobacco                            535(c)               2,585,084
Reynolds American                     43,410                  2,842,053
Universal                              9,213                    451,529
UST                                   39,374                  2,291,567
                                                             ----------
Total                                                         8,170,233
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Hagemeyer                            128,361(b,c)               650,636
ITOCHU                               107,000(c)                 878,479
Mitsubishi                            71,400(c)               1,344,000
Sumitomo                              88,900(c)               1,330,512
United Rentals                         1,775(b)                  45,138
WESCO Intl                             1,643(b)                  96,625
WW Grainger                           10,449                    730,803
                                                             ----------
Total                                                         5,076,193
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Infrastructure
  Group                              516,508(c)               1,410,572
-----------------------------------------------------------------------

WATER UTILITIES (--%)
Severn Trent                          17,880(c)                 514,659
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
American Tower Cl A                    6,339(b)                 236,318
SBA Communications Cl A                8,575(b)                 235,813
Vodafone Group                     2,595,534(c)               7,191,477
                                                             ----------
Total                                                         7,663,608
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,116,278,908)                                   $1,286,232,666
-----------------------------------------------------------------------

PREFERRED STOCKS (0.1%)

ISSUER                                SHARES                   VALUE(a)

Volkswagen                            22,356(c)              $1,668,785
Henkel                                 3,381(c)                 497,526
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,398,827)                                           $2,166,311
-----------------------------------------------------------------------

BONDS (18.8%)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

SOVEREIGN (0.3%)
Bundesrepublik Deutschland
   (European Monetary Unit)
     01-04-10             5.38%      745,000(c)              $1,023,226
     01-04-13             4.50       535,000(c)                 726,962
     07-04-34             4.75       270,000(c)                 394,000
Govt of Canada
   (Canadian Dollar)
     09-01-09             4.25       155,000(c)                 133,764
Govt of Japan
   (Japanese Yen)
     06-20-12             1.40    98,000,000(c)                 828,130
Govt of Ukraine
     06-11-13             7.65        85,000(c)                  91,494
Hellenic Republic
   (European Monetary Unit)
     04-18-08             3.50       540,000(c)                 708,737
United Kingdom Treasury
   (British Pound)
     09-07-14             5.00       170,000(c)                 336,173
                                                             ----------
Total                                                         4,242,486
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (2.7%)
Federal Home Loan Mtge Corp
     03-15-09             5.75       505,000                    512,775
Federal Natl Mtge Assn
     06-15-08             5.25     2,370,000                  2,374,693
U.S. Treasury
     05-31-08             4.88        50,000                     49,977
     10-31-08             4.88       365,000                    365,171
     11-15-09             4.63       670,000                    667,906
     10-31-11             4.63     9,635,000                  9,599,995
     11-30-11             4.50     1,660,000                  1,645,216
     08-15-16             4.88       255,000                    258,048
     11-15-16             4.63    11,515,000(m)              11,439,438
     08-15-23             6.25     2,345,000                  2,699,133
     02-15-26             6.00     7,080,000                  8,029,718
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38     6,117,024(p)               6,099,675
                                                             ----------
Total                                                        43,741,745
-----------------------------------------------------------------------

ASSET-BACKED (0.5%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84       250,000                    246,128
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43     1,025,000(d,i)             1,025,000
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
     04-20-11             6.15       275,000(d)                 279,039
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
     03-10-10             3.10     1,300,000                  1,267,695

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ASSET-BACKED (CONT.)
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08             5.62%   $1,250,000(o)                $185,303
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30       775,000(d,k)               775,605
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78       900,000(d,k)               911,192
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11             5.53     2,300,000(i)               2,301,976
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09             2.85       200,000(d,k)               194,695
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11             7.25       100,000(d,i)                99,848
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11             5.89       800,000(o)                 190,970
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             0.00     1,500,000(o)                 440,880
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.49       685,000(i)                 685,214
                                                              ---------
Total                                                         8,603,545
-----------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.3%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89       250,000                    248,238
Banc of America Commercial Mtge
   Series 2005-3 Cl A4
     07-10-43             4.67     1,144,000                  1,094,053
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87       450,000                    440,406
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72       800,000                    820,216
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60       600,000                    609,362
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.73       300,000(d,i)               300,717
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.79       325,000(d,i)               325,776
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.88       225,000(d,i)               225,471

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42             4.57%     $700,000                   $680,886
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41       350,000                    351,295
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16       200,000                    194,376
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
     12-11-38             5.20       600,000                    592,620
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68     1,000,000                  1,017,832
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15       710,960(d)                 698,090
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23       175,000                    174,978
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31             7.03     1,187,549                  1,224,340
Commercial Mtge Pass-Through Ctfs
   Series 2004-LB3A Cl A3
     07-10-37             5.09       331,000                    329,008
Commercial Mtge Pass-Through Ctfs
   Series 2004-LB3A Cl A4
     07-10-37             5.23       400,000                    399,324
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.66       175,000(d,i)               175,928
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.66       450,000                    461,954
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35             6.18       950,000                    981,455
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60       375,000                    361,544
CS First Boston Mtge Securities
   Series 2005-C4 Cl A1
     08-15-38             4.77       601,548                    595,123
Federal Natl Mtge Assn #735029
     09-01-13             5.28       484,027                    483,978
Federal Natl Mtge Assn #745629
     01-01-18             5.08       392,531                    388,873
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48             4.77       400,000                    385,852
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77       575,000(d)                 565,561
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88       200,000                    197,402
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91       575,000                    596,950

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96%     $310,000                   $306,714
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38             5.55       450,000                    456,923
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37       338,497                    332,027
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26       450,000                    449,504
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13       411,759                    398,075
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97       215,631                    209,073
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77       750,000                    729,241
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
     05-15-41             5.09       400,000                    398,238
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18       200,000                    194,401
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33       390,657                    384,141
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55     1,625,000                  1,648,338
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.47       500,000                    504,408
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49       575,000                    580,129
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40       575,000                    576,673
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97       250,000                    236,045
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20       400,000                    389,376
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A6
     12-15-29             4.80       400,000                    387,091
LB-UBS Commercial Mtge Trust
   Series 2005-C1 Cl A4
     02-15-30             4.74       325,000                    313,498
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93       800,000                    784,816
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39             5.64       520,000                    528,653

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             5.87%     $950,000                   $984,815
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35     1,200,000                  1,199,970
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34       275,000                    268,809
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59       300,000                    290,895
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85       775,000                    758,812
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80       350,000                    361,302
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.48       700,000(d,i)               700,360
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98       950,000                    980,247
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             7.22       825,000                    909,335
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67     1,061,634                  1,019,238
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36             5.45       475,000(d)                 477,432
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57     1,175,000                  1,144,135
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08     1,750,000(d)               1,726,300
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94       375,000                    364,974
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09       375,000                    371,971
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58       450,000                    456,206
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
     11-15-48             5.31       800,000                    795,593
                                                             ----------
Total                                                        37,539,366
-----------------------------------------------------------------------

MORTGAGE-BACKED (6.5%)(f)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55     1,769,884(j)               1,765,648

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.61%   $1,264,880(j)              $1,268,445
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75       262,228                    253,541
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
     01-25-37             6.00     2,000,000(g)               2,007,813
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-14 Cl 2A2
     05-25-35             5.57     1,113,473(i)               1,113,414
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00       743,931                    743,883
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46             5.58     1,593,036(i)               1,597,016
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00       498,808(d)                 516,041
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46             5.65       772,904(j)                 773,275
Federal Home Loan Mtge Corp
     01-01-37             5.50     4,000,000(g)               3,955,000
     01-01-37             6.00     4,090,000(g)               4,119,407
Federal Home Loan Mtge Corp #B13193
     04-01-19             5.50       387,586                    388,076
Federal Home Loan Mtge Corp #B15214
     06-01-19             5.00     2,645,478                  2,602,026
Federal Home Loan Mtge Corp #B16408
     09-01-19             5.50     1,747,422                  1,747,731
Federal Home Loan Mtge Corp #C53878
     12-01-30             5.50       799,093                    794,398
Federal Home Loan Mtge Corp #G12141
     09-01-20             4.50       977,694                    942,787
Federal Natl Mtge Assn
     01-01-22             5.50     1,500,000(g)               1,499,532
     01-01-22             6.00     2,700,000(g)               2,737,125
     01-01-37             5.00     3,000,000(g)               2,895,936
     01-01-37             5.50     8,000,000(g)               7,904,999
     01-01-37             6.00    17,000,000(g)              17,111,519
     01-01-37             6.50     2,000,000(g)               2,037,500
Federal Natl Mtge Assn #190353
     08-01-34             5.00       398,596                    385,311
Federal Natl Mtge Assn #254684
     03-01-18             5.00     1,562,134                  1,539,147
Federal Natl Mtge Assn #254800
     07-01-23             5.50     1,421,404                  1,414,596
Federal Natl Mtge Assn #545874
     08-01-32             6.50     1,034,182                  1,060,190

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555528
     04-01-33             6.00%   $2,237,966                 $2,258,389
Federal Natl Mtge Assn #555740
     08-01-18             4.50       987,431                    954,568
Federal Natl Mtge Assn #598558
     08-01-16             6.00       493,152                    501,815
Federal Natl Mtge Assn #661185
     06-01-17             7.00       323,391                    332,430
Federal Natl Mtge Assn #668824
     08-01-32             6.50     1,164,049                  1,190,730
Federal Natl Mtge Assn #670387
     08-01-32             7.00       110,915                    114,203
Federal Natl Mtge Assn #671054
     01-01-33             7.00       994,814                  1,023,353
Federal Natl Mtge Assn #725232
     03-01-34             5.00     1,622,656                  1,569,642
Federal Natl Mtge Assn #725424
     04-01-34             5.50     4,010,340                  3,969,459
Federal Natl Mtge Assn #725737
     08-01-34             4.53     1,972,121(j)               1,959,579
Federal Natl Mtge Assn #725773
     09-01-34             5.50     2,817,357                  2,787,153
Federal Natl Mtge Assn #730153
     08-01-33             5.50     1,192,437                  1,180,282
Federal Natl Mtge Assn #735949
     10-01-35             4.99     1,265,483(j)               1,260,469
Federal Natl Mtge Assn #743579
     11-01-33             5.50     1,307,812                  1,294,481
Federal Natl Mtge Assn #791447
     10-01-34             6.00     1,028,536                  1,036,245
Federal Natl Mtge Assn #844257
     11-01-35             5.09     1,355,035(j)               1,355,333
Federal Natl Mtge Assn #878661
     02-01-36             5.50     2,329,090                  2,291,545
Federal Natl Mtge Assn #881629
     02-01-36             5.50     2,188,794                  2,153,511
Federal Natl Mtge Assn #883201
     07-01-36             6.50     1,236,212                  1,268,038
Federal Natl Mtge Assn #900197
     10-01-36             5.98     1,124,750(j)               1,131,757
Govt Natl Mtge Assn #3920
     11-20-36             6.00     2,496,112                  2,524,675
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36             5.69       553,781(j)                 554,413
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46             5.58       514,179(j)                 514,387
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
     08-21-46             5.60     1,865,557(j)               1,864,732
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
     11-19-36             5.63     2,442,005(j)               2,447,439

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00%     $376,822                   $367,756
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.06       600,000(j)                 592,352
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51       115,470(j)                 115,493
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
     07-25-45             5.60       698,900(j)                 699,219
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00       835,074                    802,974
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50       849,849                    834,976
                                                            -----------
Total                                                       104,125,754
-----------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
Communications & Power Inds
   Sr Sub Nts
     02-01-12             8.00       935,000                    949,025
DRS Technologies
     02-01-16             6.63       890,000                    896,675
     02-01-18             7.63         5,000                      5,150
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38       900,000                    891,000
                                                            -----------
Total                                                         2,741,850
-----------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Ford Motor Credit
   Sr Nts
     08-10-11             9.88       400,000                    428,580
Ford Motor Credit
   Sr Unsecured
     01-13-12             8.11       380,000(i)                 376,681
GMAC
     04-15-16             7.70       990,000                    933,075
Goodyear Tire & Rubber
   Sr Nts
     12-01-09             9.14       110,000(d,i)               110,550
Insurance Auto Auctions
     04-01-13            11.00       410,000                    463,300
                                                            -----------
Total                                                         2,312,186
-----------------------------------------------------------------------

BANKING (0.3%)
Bank of America
   Sub Nts
     10-15-36             6.00     1,050,000                  1,085,207
Citigroup
   Sub Nts
     08-25-36             6.13       200,000                    208,260

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

BANKING (CONT.)
Manufacturers & Traders Trust
   Sub Nts
     12-01-16             5.63%     $580,000(i)                $575,140
Popular North America
   Sr Nts
     10-01-08             3.88     2,645,000                  2,576,584
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95       695,000                    717,365
                                                              ---------
Total                                                         5,162,556
-----------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
   Sr Nts
     05-15-12            11.00       695,000                    748,863
-----------------------------------------------------------------------

BUILDING MATERIALS (--%)
Ainsworth Lumber
     10-01-12             7.25        35,000(c)                  27,563
Interline Brands
   Sr Sub Nts
     06-15-14             8.13       340,000                    349,350
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11             9.00       185,000                    191,475
                                                              ---------
Total                                                           568,388
-----------------------------------------------------------------------

CHEMICALS (0.3%)
BCP Crystal US Holdings
   Sr Sub Nts
     06-15-14             9.63       265,000                    292,825
Chemtura
     06-01-16             6.88       315,000                    303,188
Crystal US Holdings 3 LLC/Sub3
   Sr Disc Nts Series B
   (Zero coupon through 10-01-09,thereafter 10.50%)
     10-01-14             8.94       287,000(h)                 246,820
Hexion US Finance/Nova Scotia
   Sr Nts
     11-15-14             9.75       417,000(d)                 422,734
INEOS Group Holdings
   Sr Sub Nts
     02-15-16             8.50       363,000(c,d)               346,665
INVISTA
     05-01-12             9.25       485,000(d)                 518,950
Lyondell Chemical
     09-15-16             8.25       135,000                    141,750
NALCO
   Sr Nts
     11-15-11             7.75       675,000                    690,188
NewMarket
   Sr Nts
     12-15-16             7.13       365,000(d)                 365,000
Potash - Saskatchewan
     12-01-36             5.88       795,000(c)                 768,094
PQ
     02-15-13             7.50       381,000                    375,285
                                                              ---------
Total                                                         4,471,499
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON     PRINCIPAL                  VALUE(a)
                          RATE       AMOUNT

CONSTRUCTION MACHINERY (--%)
Case New Holland
     03-01-14             7.13%     $355,000                   $360,325
United Rentals North America
     02-15-12             6.50       345,000                    340,688
                                                              ---------
Total                                                           701,013
-----------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
American Achievement
   Sr Sub Nts
     04-01-12             8.25       375,000                    383,906
Chattem
   Sr Sub Nts
     03-01-14             7.00       400,000                    394,000
Sealy Mattress
   Sr Sub Nts
     06-15-14             8.25       655,000                    684,475
Spectrum Brands
   Sr Sub Nts
     10-01-13             8.50       209,000                    195,415
Visant
     10-01-12             7.63       185,000                    187,313
Visant Holding
   Sr Nts
     12-01-13             8.75       630,000                    648,900
                                                              ---------
Total                                                         2,494,009
-----------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
ALH Finance LLC
   Sr Sub Nts
     01-15-13             8.50       285,000                    280,012
Covalence Specialty Materials
   Sr Sub Nts
     03-01-16            10.25       140,000(d)                 128,100
RBS Global & Rexnord
     08-01-14             9.50        93,000(d)                  96,604
                                                              ---------
Total                                                           504,716
-----------------------------------------------------------------------

ELECTRIC (0.5%)
Arizona Public Service
     05-15-15             4.65       715,000                    659,384
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35       325,000(d)                 331,767
Commonwealth Edison
   1st Mtge
     04-15-15             4.70       715,000                    666,130
Commonwealth Edison
   1st Mtge Series 104
     08-15-16             5.95       200,000                    202,201
Consumers Energy
   1st Mtge
     02-15-12             5.00       550,000                    536,570
Consumers Energy
   1st Mtge Series H
     02-17-09             4.80        30,000                     29,607
Duke Energy Indiana
     10-15-35             6.12       825,000                    828,806
Dynegy Holdings
     05-15-18             7.13        25,000                     24,375
Dynegy Holdings
   Sr Unsecured
     05-01-16             8.38       565,000                    593,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

ELECTRIC (CONT.)
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50%     $545,000                   $569,525
Exelon
     06-15-10             4.45     1,000,000                    967,305
Florida Power
   1st Mtge
     07-15-11             6.65       195,000                    204,401
Indiana Michigan Power
   Sr Nts
     03-15-37             6.05       550,000                    539,843
Midwest Generation LLC
   Series B
     01-02-16             8.56        34,227                     37,735
Mirant Americas Generation LLC
   Sr Nts
     05-01-11             8.30       565,000                    579,125
Mirant North America LLC
     12-31-13             7.38       485,000                    492,275
Northern States Power
   Sr Nts
     08-01-09             6.88       375,000                    388,180
NRG Energy
     02-01-14             7.25       295,000                    297,213
     01-15-17             7.38       150,000                    150,375
PacifiCorp
   1st Mtge
     06-15-35             5.25        80,000                     73,229
Reliant Energy
   Secured
     07-15-13             9.50       355,000                    380,738
                                                              ---------
Total                                                         8,552,034
-----------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment
     02-01-16            11.00       520,000                    583,700
AMC Entertainment
   Sr Sub Nts
     03-01-14             8.00       270,000                    267,975
                                                              ---------
Total                                                           851,675
-----------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
   Series B
     09-01-12             9.25        15,000                     15,938
     05-15-16             7.13       560,000                    554,400
Clean Harbors
     07-15-12            11.25        10,000                     11,131
WCA Waste
     06-15-14             9.25       430,000                    449,350
                                                              ---------
Total                                                         1,030,819
-----------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
ASG Consolidated LLC/Finance
   Sr Disc Nts
   (Zero coupon through 11-01-08,
   thereafter 11.50%)
     11-01-11             9.92       305,000(h)                 271,450
Cadbury Schweppes US Finance LLC
     10-01-08             3.88     1,525,000(d)               1,485,167

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

FOOD AND BEVERAGE (CONT.)
Constellation Brands
     09-01-16             7.25%     $480,000                   $493,200
Cott Beverages USA
     12-15-11             8.00       945,000                    963,900
Pinnacle Foods Group
   Sr Sub Nts
     12-01-13             8.25       460,000                    470,925
                                                              ---------
Total                                                         3,684,642
-----------------------------------------------------------------------

GAMING (0.3%)
Boyd Gaming
   Sr Sub Nts
     02-01-16             7.13       195,000                    194,025
Buffalo Thunder Development Authority
   Secured
     12-15-14             9.38       220,000(d)                 222,750
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12            10.13       435,000                    456,750
Harrah's Operating
     06-01-16             6.50       685,000                    613,314
     10-01-17             5.75       145,000                    121,482
Majestic Star Casino LLC/Capital
     10-15-10             9.50       745,000                    782,249
MGM MIRAGE
     07-15-15             6.63       440,000                    419,100
Mohegan Tribal Gaming Authority
     02-15-15             6.88       425,000                    426,063
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12             8.00       475,000                    494,594
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38       470,000(d)                 514,650
Station Casinos
   Sr Sub Nts
     03-01-16             6.88       383,000                    343,743
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15             9.00       415,000(d)                 429,525
                                                              ---------
Total                                                         5,018,245
-----------------------------------------------------------------------

GAS PIPELINES (0.2%)
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95        45,000                     44,400
     11-15-15             6.80       660,000                    686,256
Regency Energy Partners LP/Finance
   Sr Unsecured
     12-15-13             8.38       475,000(d)                 476,188
Southern Star Central
   Sr Nts
     03-01-16             6.75       525,000                    523,688
Williams Companies
     09-01-21             7.88       375,000                    402,188
Williams Companies
   Sr Nts
     07-15-19             7.63       804,000                    860,279
                                                              ---------
Total                                                         2,992,999
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

HEALTH CARE (0.5%)
Cardinal Health
     06-15-15             4.00%     $881,000                   $781,121
Community Health Systems
   Sr Sub Nts
     12-15-12             6.50       235,000                    231,475
DaVita
     03-15-15             7.25       530,000                    540,600
HCA
   Secured
     11-15-16             9.25       809,000(d)                 863,607
     11-15-16             9.63       475,000(d)                 508,250
HealthSouth
   Sr Nts
     06-15-16            10.75       419,000(d)                 450,425
IASIS Healthcare LLC/Capital
   Sr Sub Nts
     06-15-14             8.75       277,000                    280,463
MedCath Holdings
   Sr Nts
     07-15-12             9.88       120,000                    129,300
Omnicare
   Sr Sub Nts
     12-15-13             6.75       400,000                    395,000
     12-15-15             6.88       635,000                    627,063
Select Medical
     02-01-15             7.63       245,000                    203,350
Select Medical
   Sr Unsecured
     09-15-15            11.18       200,000(i)                 165,000
Triad Hospitals
   Sr Nts
     05-15-12             7.00       130,000                    132,275
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00       865,000                    870,405
US Oncology
     08-15-12             9.00       305,000                    321,775
US Oncology Holdings
   Sr Nts
     03-15-15            10.68       405,000(i)                 416,138
Vanguard Health Holding II LLC
   Sr Sub Nts
     10-01-14             9.00       391,000                    395,888
                                                              ---------
Total                                                         7,312,135
-----------------------------------------------------------------------

HEALTH CARE INSURANCE (--%)
CIGNA
   Sr Unsecured
     11-15-36             6.15       700,000                    693,056
-----------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises
     05-15-16             7.50       260,000                    261,300
Meritage Homes
     03-15-15             6.25       375,000                    356,250
Meritage Homes
   Sr Nts
     05-01-14             7.00       190,000                    187,150
Stanley-Martin Communities LLC
     08-15-15             9.75        90,000                     71,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

HOME CONSTRUCTION (CONT.)
William Lyon Homes
   Sr Nts
     02-15-14             7.50%      $70,000                    $58,275
                                                              ---------
Total                                                           934,075
-----------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
Chaparral Energy
     12-01-15             8.50       264,000                    262,680
Chesapeake Energy
     07-15-13             7.63       400,000                    421,000
     08-15-17             6.50       200,000                    195,500
Chesapeake Energy
   Sr Nts
     08-15-14             7.00       165,000                    167,681
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50       495,000                    502,425
EnCana
   Sr Nts
     10-15-13             4.75       590,000(c)                 561,013
EXCO Resources
     01-15-11             7.25       735,000                    746,025
Hilcorp Energy I LP/Finance
   Sr Nts
     11-01-15             7.75       135,000(d)                 132,638
     06-01-16             9.00       167,000(d)                 176,603
Petrohawk Energy
     07-15-13             9.13       480,000                    504,000
Pioneer Natural Resources
   Sr Nts
     07-15-16             5.88       760,000                    700,851
Range Resources
     03-15-15             6.38       540,000                    526,500
     05-15-16             7.50       285,000                    292,125
XTO Energy
     01-31-15             5.00       820,000                    778,658
XTO Energy
   Sr Unsecured
     06-30-15             5.30       495,000                    478,909
                                                              ---------
Total                                                         6,446,608
-----------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
     12-14-36             5.70     1,455,000                  1,411,749
-----------------------------------------------------------------------

MEDIA CABLE (0.2%)
CCH II LLC/Capital
     10-01-13            10.25       245,000                    260,925
Charter Communications Holdings II LLC/Capital
   Sr Nts
     09-15-10            10.25       340,000                    355,725
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12             8.00        40,000(d)                  41,550
     04-30-14             8.38       250,000(d)                 260,938
CSC Holdings
   Sr Nts
     04-15-12             6.75       395,000(d)                 385,125
EchoStar DBS
     02-01-16             7.13       285,000                    285,000
NTL Cable
     04-15-14             8.75        20,000(c)                  20,925

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MEDIA CABLE (CONT.)
NTL Cable
   Sr Nts
     08-15-16             9.13%     $530,000(c)                $560,475
Quebecor Media
   Sr Nts
     03-15-16             7.75       125,000(c)                 127,656
Videotron Ltee
     01-15-14             6.88       780,000(c)                 784,875
                                                              ---------
Total                                                         3,083,194
-----------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
Clear Channel Communications
   Sr Nts
     09-15-14             5.50       265,000                    223,543
Clear Channel Communications
   Sr Unsub
     12-15-16             5.50       555,000                    449,255
Entercom Radio LLC/Capital
     03-01-14             7.63       160,000                    160,000
Idearc
   Sr Nts
     11-15-16             8.00       645,000(d)                 657,094
Intelsat Bermuda
     06-15-16             9.25       495,000(c,d)               532,125
Lamar Media
   Series B
     08-15-15             6.63       230,000                    227,988
LIN TV
   Series B
     05-15-13             6.50       390,000                    371,475
News America
     12-15-35             6.40       455,000                    452,012
Nielsen Finance LLC
   Sr Disc Nts
   (Zero coupon through 08-01-11,
   thereafter 12.50%)
     08-01-16            11.22       144,000(d,h)                99,180
Nielsen Finance LLC
   Sr Nts
     08-01-14            10.00       410,000(d)                 444,338
Radio One
     02-15-13             6.38       350,000                    327,250
Rainbow Natl Services LLC
   Sr Nts
     09-01-12             8.75       300,000(d)                 315,375
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14            10.38       485,000(d)                 538,956
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88       350,000                    335,563
RH Donnelley
   Sr Disc Nts Series A-2
     01-15-13             6.88       762,000                    730,567
Salem Communications
     12-15-10             7.75       460,000                    466,900
Sinclair Broadcast Group
     03-15-12             8.00       570,000                    588,525
Sun Media
     02-15-13             7.63       530,000(c)                 537,288
                                                              ---------
Total                                                         7,457,434
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

METALS (0.1%)
Aleris Intl
   Sr Nts
     12-15-14             9.00%     $210,000(d)                $211,575
Peabody Energy
   Series B
     03-15-13             6.88       575,000                    589,374
Reliance Steel & Aluminum
     11-15-16             6.20       180,000(d)                 178,806
     11-15-36             6.85       405,000(d)                 397,761
                                                              ---------
Total                                                         1,377,516
-----------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Chart Inds
   Sr Sub Nts
     10-15-15             9.13       460,000(d)                 480,700
Halliburton
   Sr Unsecured
     10-15-10             5.50       350,000                    349,378
OPTI Canada
     12-15-14             8.25       435,000(c,d)               444,788
Pride Intl
   Sr Nts
     07-15-14             7.38       760,000                    784,699
Quicksilver Resources
     04-01-16             7.13       405,000                    395,888
                                                              ---------
Total                                                         2,455,453
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (--%)
Cardtronics
     08-15-13             9.25       605,000                    632,225
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13            11.13       160,000                    152,000
                                                              ---------
Total                                                           784,225
-----------------------------------------------------------------------

OTHER INDUSTRY (--%)
Rental Service
     12-01-14             9.50       300,000(d)                 309,750
-----------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
     11-15-13             7.63       580,000                    597,400
Crown Americas LLC/Capital
   Sr Nts
     11-15-15             7.75       305,000                    316,438
Owens-Brockway Glass Container
     05-15-13             8.25       375,000                    387,656
Owens-Brockway Glass Container
   Secured
     11-15-12             8.75       430,000                    455,800
Plastipak Holdings
   Sr Nts
     12-15-15             8.50       450,000(d)                 468,000
                                                              ---------
Total                                                         2,225,294
-----------------------------------------------------------------------

PAPER (0.2%)
Boise Cascade LLC
     10-15-12             8.25       100,000(i)                 100,250
     10-15-14             7.13       545,000                    527,288
Cascades
   Sr Nts
     02-15-13             7.25       100,000(c)                  99,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

PAPER (CONT.)
Georgia-Pacific
     01-15-17             7.13%     $685,000(d)                $683,288
Jefferson Smurfit US
     10-01-12             8.25       375,000                    365,625
NewPage
   Secured
     05-01-12            10.00       891,000                    940,004
Norampac
   Sr Nts
     06-01-13             6.75       265,000(c)                 257,713
Smurfit Kappa Funding
   Sr Nts
     10-01-12             9.63       200,000(c)                 212,000
                                                              ---------
Total                                                         3,185,918
-----------------------------------------------------------------------

PHARMACEUTICALS (--%)
CDRV Investors
   Sr Disc Nts
   (Zero coupon through 01-01-10,
   thereafter 9.63%)
     01-01-15             8.71        75,000(h)                  58,125
Warner Chilcott
     02-01-15             8.75       375,000                    384,375
                                                              ---------
Total                                                           442,500
-----------------------------------------------------------------------

RAILROADS (--%)
Kansas City Southern de Mexico
   Sr Nts
     12-01-13             7.63       150,000(c,d)               150,000
-----------------------------------------------------------------------

RETAILERS (0.4%)
AutoNation
     04-15-14             7.00       385,000                    387,888
GNC Parent
   Pay-in-kind
     12-01-11             6.75       405,000(d,i,s)             405,000
Home Depot
   Sr Unsecured
     03-01-16             5.40       500,000                    489,023
     12-16-36             5.88     1,465,000                  1,437,639
May Department Stores
     07-15-09             4.80       875,000                    861,039
Michaels Stores
   Sr Nts
     11-01-14            10.00       215,000(d)                 223,600
Michaels Stores
   Sr Sub Nts
     11-01-16            11.38       330,000(d)                 344,025
Neiman Marcus Group
     10-15-15            10.38       461,000                    512,863
Sally Holdings LLC
   Sr Nts
     11-15-14             9.25       585,000(d)                 595,969
Sally Holdings LLC
   Sr Sub Nts
     11-15-16            10.50       105,000(d)                 107,100
Toys "R" Us
     04-15-13             7.88       320,000                    281,600
United Auto Group
   Sr Sub Nts
     12-15-16             7.75       505,000(d)                 505,631
                                                              ---------
Total                                                         6,151,377
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

TECHNOLOGY (0.1%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88%     $200,000(d)                $199,500
     12-15-14             9.24        90,000(d,i)                89,325
NXP Funding LLC
   Sr Nts
     10-15-15             9.50       223,000(c,d)               228,575
SS&C Technologies
     12-01-13            11.75       365,000                    396,025
SunGard Data Systems
     08-15-13             9.13       380,000                    399,000
West
   Sr Nts
     10-15-14             9.50       425,000(d)                 425,000
     10-15-16            11.00       240,000(d)                 243,000
                                                              ---------
Total                                                         1,980,425
-----------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14             7.63       345,000(d)                 336,375
Hertz
   Sr Nts
     01-01-14             8.88       420,000(d)                 439,950
                                                              ---------
Total                                                           776,325
-----------------------------------------------------------------------

WIRELESS (0.4%)
American Tower
   Sr Nts
     10-15-12             7.13        95,000                     97,613
Centennial Communications
   Sr Nts
     01-01-13            10.00       200,000                    212,750
Centennial Communications/Cellular Operating LLC
   Sr Nts
     02-01-14             8.13       710,000                    728,638
Dobson Cellular Systems
   Secured
     11-01-11             8.38       595,000                    626,981
MetroPCS Wireless
   Sr Nts
     11-01-14             9.25       430,000(d)                 449,350
Nextel Communications
   Series F
     03-15-14             5.95     4,115,000                  4,007,252
Rural Cellular
   Secured
     03-15-12             8.25       390,000                    406,088
                                                              ---------
Total                                                         6,528,672
-----------------------------------------------------------------------

WIRELINES (0.7%)
Citizens Communications
   Sr Nts
     01-15-13             6.25       470,000                    461,188
GCI
   Sr Nts
     02-15-14             7.25       595,000                    590,538
Level 3 Financing
     03-15-13            12.25        60,000                     67,950
Level 3 Financing
   Sr Nts
     11-01-14             9.25       320,000(d)                 326,000

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

WIRELINES (CONT.)
Qwest
     03-15-12             8.88%     $790,000                   $879,863
Qwest
   Sr Unsecured
     10-01-14             7.50       325,000                    344,500
Telecom Italia Capital
     10-01-15             5.25     1,640,000(c)               1,531,939
TELUS
     06-01-11             8.00     2,400,000(c)               2,624,488
Verizon New York
   Series A
     04-01-12             6.88       635,000                    658,315
Verizon Pennsylvania
   Series A
     11-15-11             5.65     1,910,000                  1,918,594
Windstream
   Sr Nts
     08-01-16             8.63     1,680,000(d)               1,839,600
                                                             ----------
Total                                                        11,242,975
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $304,176,516)                                       $305,037,071
-----------------------------------------------------------------------

SENIOR LOANS (0.2%)(q)

ISSUER                COUPON        PRINCIPAL                   VALUE(a)
                       RATE          AMOUNT

AUTOMOTIVE (--%)
Ford Motor
   Tranche B Term Loan
     11-29-13             8.36%     $395,000(g)                $395,679
-----------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications Operating
   2nd Lien Term Loan
     04-28-13             8.01       750,000                    753,908
-----------------------------------------------------------------------

MEDIA NON CABLE (--%)
VNU
   Tranche B Term Loan
     08-09-13             8.13       450,000(c)                 453,096
-----------------------------------------------------------------------

OTHER INDUSTRY (--%)
Rental Service
   2nd Lien Term Loan
     11-27-13        8.85-8.87       180,000                    181,395
-----------------------------------------------------------------------

PAPER (0.1%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13             8.35       750,000(g)                 751,125
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $2,537,695)                                           $2,535,203
-----------------------------------------------------------------------

MONEY MARKET FUND (7.5%)(n)

                                   SHARES                      VALUE(a)

RiverSource Short-Term
  Cash Fund                      120,842,451(r)            $120,842,451
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $120,842,451)                                       $120,842,451
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,545,234,397)(t)                                $1,716,813,702
=======================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 24.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $29,934,577 or 1.8% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $45,707,648.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(k) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      MBIA    --  MBIA Insurance Corporation

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                         $ 2,000,000
      U.S. Treasury Note, March 2007, 2-year                       20,600,000
      U.S. Treasury Note, March 2007, 5-year                       12,100,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 10-year                      15,200,000

(m)   At Dec. 31, 2006, security was partially or fully on loan.

(n) Cash collateral received from security lending activity is invested in a money market fund and represents 0.8% of net assets. 6.7% of net assets is the Fund's cash equivalent position.

(o) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(s) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(t) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,545,234,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $191,135,000

      Unrealized depreciation                                     (19,555,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $171,580,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
13 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
14 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6141-80 F (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 1, 2007